Rental expense incurred under all operating leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rental expense incurred under all operating leases
Rental expense incurred for equipment leases	$ 18	$ 12	$ 13
Rental expense incurred for building leases	$ 264	$ 283	$ 236